ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2014
ADVANCES FROM CUSTOMERS [Abstract]
ADVANCES FROM CUSTOMERS

10. ADVANCES FROM CUSTOMERS

Advances from customers represent prepayments from customers and are recognized as revenue in accordance with the Group's revenue recognition policy.

Advances from customers consist of the following and is analyzed as long term and short term portion respectively:

	December 31,
	2013	2014
Customer A*	$15,987,573	$8,041,836
Customer G	4,220,355	2,405,619
Customer H	2,996,550	—
Others	1,937,418	262,747
Total	$25,141,896	$10,710,202
Less: Current portion of advances from customers	$13,217,775	$7,308,535
Long term advances from customers	$11,924,121	$3,401,667

*
Pursuant to the terms of the Group's revised supply agreement with this customer the Group will deliver monthly amounts of polysilicon, totaling no less than RMB2.4 million (equivalent of $0.4 million) from April 2014 to September 2016, or until such time as the advance has been fully utilized.